Note 6 - Disclosures to the Consolidated Statements of Income or Loss (Tables)	12 Months Ended
Dec. 31, 2023
Statement Line Items [Line Items]
Disclosure of revenue and cost of goods sold [text block]
	2023	2022	2021
	kEUR	kEUR	kEUR

Revenue	42	229	16
Cost of goods sold	(70)	(392)	(58)

Disclosure of research and development expense [text block]
	2023	2022	2021
	kEUR	kEUR	kEUR

Development cost of prototypes	4,448	93,117	27,632
Personnel expenses	8,114	21,363	11,340
thereof related to the CSOP and ESOP (IFRS 2)	(231)	231	1,137
Impairment	2,642	41,182	-
Software fees and subscriptions	515	977	506
Professional services	35	363	352
Depreciation and amortization	26	632	284
Other	4	845	495
Total	15,784	158,479	40,609

Disclosures of selling and distribution expenses explanatory [text block]
	2023	2022	2021
	kEUR	kEUR	kEUR

Personnel expenses	632	1,778	1,764
thereof related to the remuneration based on shares	(21)	21	-
Professional services	-	-	704
Advertising	371	1,266	365
Other	107	514	387
Total	1,110	3,558	3,220

Disclosure of general and administrative expense [text block]
	2023	2022	2021
	kEUR	kEUR	kEUR

Professional services	6,241	7,730	7,030
Personnel expenses	2,518	6,001	4,574
thereof related to the remuneration based on shares	(4)	711	761
Insurance	2,713	3,478	308
Impairment	-	-	1,965
Software fees and subscriptions	326	1,185	207
Bank charges	28	497	181
Other	1,378	1,132	829
Total	13,204	20,023	15,094

Disclosure of expenses by nature [text block]
	2023	2022	2021
	kEUR	kEUR	kEUR

Personnel expenses	11,264	29,142	17,678
thereof related to the remuneration based on shares	(256)	963	1,898
Depreciation and amortization	107	815	574
Total	11,371	29,957	18,252

Disclosure of other operating income (expense) [text block]
	2023	2022	2021
	kEUR	kEUR	kEUR

Other operating income	1,310	1,560	269
Income from currency revaluation	304	1,235	-
Income Renault ZOE	-	-	47
Government grant	16	260	71
Donations received	887	-	-
Miscellaneous income	103	65	151

Other operating expenses	(63,145)	(718)	(452)
Expenses from currency revaluation	(883)	(560)	(452)
Customer advance repayment plan bonus	(2,157)	-	-
Advance payments received from customers VAT	(7,827)	-	-
Parental guarantee expense	(52,232)	-	-
Miscellaneous expense	(46)	(158)	-

Other operating income/(expenses)	(61,835)	842	(183)

Disclosure of interest and similar income (expense) [text block]
	2023	2022	2021
	kEUR	kEUR	kEUR

Advanced payments received from customers interest (note 4.8)	5,172	-	-
Fair value changes convertible debentures (embedded derivatives)	259	645	-
Derecognition of convertible debentures (embedded derivatives) on conversion	1,912	-	-
Income from currency revaluation	755	354	-
Amortization of deferred day-one gains from convertible debentures	316	-	-
Other interest	13	-	-
Total	8,427	999	-
	2023	2022	2021
	kEUR	kEUR	kEUR

Advanced payments received from customers interest (note 4.8)	-	1,646	1,497
Interest from financial liabilities measured at amortized cost	6,828	1,096	3,227
Amortization of deferred day-one losses from convertible debentures	3,240	456	-
Expense from currency revaluation (day-one losses)	32	37	-
Lease liabilities interest	49	86	57
Total	10,149	3,321	4,781

Disclosure of temporary difference, unused tax losses and unused tax credits [text block]
	Dec 31, 2023	Dec. 31, 2022	Dec. 31, 2021
	kEUR	kEUR	kEUR
Deferred tax assets
due to property, plant and equipment	-	15,975	-
due to current financial liabilities	802	-	21
due to tax loss carryforwards	-	-	54
due to advance payments received from customers	-	1,707	1,163
due to lease liabilities	373	868	1,015
due to current provisions	-	-	101
due to current other non-financial assets	-	-	29
due to current/noncurrent other liabilities	-	159	14
due to cash and cash deposits	-	-	2
due to current other financial assets	-	-	1
due to prepaid expenses		825	-
Deferred tax assets	1,175	19,534	2,400
Deferred tax liabilities
due to other financial/non-financial assets	-	2,258	-
due to current financial liabilities	-	356	-
due to leases	47	261	995
due to trade payables	1	290	-
due to provisions	-	94	-
due to cash and cash deposits	-	365	47
due to property, plant and equipment	-	-	45
due to noncurrent other non-financial assets	-	-	29
due to other noncurrent financial liabilities	-	-	22
Deferred tax liabilities	48	3,624	1,138
Non-recognition of deferred tax assets	(1,127)	(15,910)	(1,262)
Recognition of deferred tax assets	48	3,624	1,138
Deferred tax assets/liabilities, net	-	-	-

Disclosure of deductible temporary differences for which no deferred tax assets is recognised [text block]
	Dec. 31, 2023	Dec. 31, 2022
	kEUR	kEUR
Property, plant and equipment	-	39,451
Advance payments received from customers	-	4,215
Lease liabilities	771	2,144
Prepaid expenses	-	2,038
Current provisions	-	-
Current other liabilities	1,659	393
Other financial assets	-	-
Total	2,431	48,241
Potential tax benefit at a total tax rate of 32,98%	802	15,910

Disclosure of unused tax losses for which no deferred tax assets recognized [text block]
	Dec. 31, 2023	Dec. 31, 2022
	kEUR	kEUR
Unused tax losses for which no deferred tax asset has been recognized (corporate tax)	32,683	252,124
Unused tax losses for which no deferred tax asset has been recognized (trade tax)	31,569	251,279
Potential tax benefit at a total tax rate of 32.98%	10,595	83,011

Disclosure of reconciliation of income tax explantory [text block]
	2023	2022	2021
	kEUR	kEUR	kEUR
Income (loss) before tax for the period	(53,560)	(183,698)	(63,935)
Expected income tax (income (-)/expense (+) at a tax rate of 32.98%	(17,664)	(60,584)	(21,086)
Reconciliation:
Changes in unrecognized tax losses	12,670	46,175	20,061
Changes in deferred taxes on timing differences	802	14,648	1,261
Deconsolidation gain	(13,232)	-	-
Intercompany provisions and liability	17,770	-	-
MCN* non-tax-deductible expenses	-	-	753
CSOP non-tax-deductible expenses	(328)	215	626
RSU* supervisory board non-tax-deductible expenses	(104)	160	-
ESOP non-tax-deductible expenses	(102)	102	-
Tax-deductible transaction costs	345	(532)	(937)
Convertible tax-deductible expenses	(734)	(754)	-
Non-tax-deductible expenses	25	33	37
Other	552	(537)	(715)
Effective income tax income for the period	-	-	-